REPURCHASE OF ORDINARY SHARES (Details) (ADS) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 2011 Share Repurchase Plan USD ($)	Dec. 31, 2011 2011 Share Repurchase Plan CNY	Dec. 31, 2012 2012 Share Repurchase Plan USD ($)	Dec. 31, 2012 2012 Share Repurchase Plan CNY
Repurchase of ordinary shares
Number of shares repurchased	1,641,311	1,641,311	319,827	319,827
Shares repurchased, value	$ 10,000	63,631	$ 1,520	9,470